Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Components of Income (Loss) Before Income Taxes

The components of loss before income taxes for the years ended December 31, 2016, 2015, and 2014, are presented below:

	2016	2015	2014
Domestic	$(5,950,862)	$(4,780,607)	$(4,772,727)
Foreign	(2,519,799)	(2,250,905)	(2,354,648)

Loss before income taxes	$(8,470,661)	$(7,031,512)	$(7,127,375)

Schedule of Reconcil;iation of Effective Income Tax rate Reconciliation

Income taxes computed using the federal statutory income tax rate differs from the Company’s effective tax rate for the years ended December 31, 2016, 2015, and 2014, primarily due to the following:

	2016	2015	2014
Income tax benefit	$(2,880,025)	$(2,390,714)	$(2,423,308)
State and provincial income tax, net of federal benefit	(604,354)	(47,976)	(449,481)
Permanent differences	234,247	158,207	367,766
US-Foreign rate differential	359,729	(165,029)	245,256
Other, net	73,220	(11,125)	581,653

	(2,817,183)	(2,456,637)	(1,678,114)
Change in valuation allowance	2,817,183	2,456,637	1,678,114

Total income tax	$—	$—	$—

Summary of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$12,844,999	$10,166,675
Foreign research and development tax credit carryforwards	2,428,094	2,225,961
Property and equipment	412,283	374,253
Accounts receivable and other	400	400
Stock options	50,580	163,109
Accrued vacation	34,107	33,014
Intangible assets	(162,057)	(172,189)

Total deferred tax assets	$15,608,406	$12,791,223
Valuation allowance	$(15,608,406)	$(12,791,223)

Net deferred tax assets	$—	$—